Capital Lease Obligations and Restricted Cash - Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Capital Leased Assets [Line Items]
Capital Lease Obligations	$ 63,550	$ 598,329
Less current portion	4,422	31,668
Long-term portion	59,128	566,661
RasGas II LNG Carriers [Member]
Capital Leased Assets [Line Items]
Capital Lease Obligations		472,806
Suezmax Tankers [Member]
Capital Leased Assets [Line Items]
Capital Lease Obligations	$ 63,550	$ 125,523